Selected Statements of Comprehensive Income Data (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of additional information [text block] [Abstract]
Schedule of research and development expenses, net
	Year ended December 31,
	2020	2019	2018

Salaries and social benefits	$11,017	$8,307	$5,016
Share-based payment	1,185	1,600	705
Subcontractors	21,880	16,752	12,695
Materials	4,622	3,700	3,610
Depreciation	1,314	1,220	195
Other	871	970	1,725
Revaluation of royalty liability, net of receipt of royalty bearing grants	496	(1,087)	(1,901)

Total research and development expenses, net	$41,385	$31,462	$22,045

Schedule of commercial activities
	Year ended December 31,
	2020	2019

Salaries and social benefits	$2,665	$1,559
Share-based payment	230	879
Professional services	5,800	2,075
Other	53	179

Total commercial expenses, net	$8,748	$4,692

Schedule of commercial activities
	Year ended December 31,
	2020	2019	2018

Salaries and social benefits	$3,641	$3,488	$4,788
Share-based payment	1,449	2,389	2,870
Professional services	5,307	3,833	2,802
Rent, maintenance and other expenses	693	1,458	1,065
Depreciation	1,077	923	74

Total general and administrative expenses	$12,167	$12,091	$11,599

Schedule of finance expenses
Revaluation of IIA liability	$3,000	$2,531	$2,037
Revaluation of warrants	6,822	-	17,600
Bank charges, interest expense and other fees	37	32	68
Interest expense related to lease liability	707	758	-
Foreign currency translation adjustments	74	4	554

Total finance expenses	$10,640	$3,325	$20,259

Schedule of finance income
Interest income	$236	$1,245	$877
Revaluation of warrants	-	15,904	-
Foreign currency translation adjustments	-	-	165

Total finance income	$236	$17,149	$1,042